Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	$ (42.1)	$ 13.0	$ (139.1)	$ 33.3	$ (38.5)	$ (109.0)	$ (239.1)
Other comprehensive (loss) income:
Pension and post-employment benefits	0.0	(0.8)	0.0	(1.2)	(29.0)	(2.7)	(11.1)
Cash flow hedging activities, net of tax	(4.1)	1.5	1.0	(21.8)	(19.8)	3.2	0.9
Foreign currency translation adjustments	(23.0)	(29.5)	31.3	(99.7)	(99.4)	29.8	(80.0)
Other comprehensive income (loss)	(27.1)	(28.8)	32.3	(122.7)	(148.2)	30.3	(90.0)
Comprehensive income (loss)	$ (69.2)	$ (15.8)	$ (106.8)	$ (89.4)	$ (186.7)	$ (78.7)	$ (329.1)